Notes to the Statements of Comprehensive Loss	12 Months Ended
Dec. 31, 2024
Notes to the Statements of Comprehensive Loss [Abstract]
Notes to the statements of comprehensive loss

Note 15 - Notes to the statements of comprehensive loss

A.	Research and development expenses, net

	Year ended December 31,
	2024	2023	2022
Salary and related expenses (1)	13,586	12,962	11,297
Consulting and professional services	2,422	4,153	6,498
Subcontractors	641	2,406	1,485
Computer maintenance	996	827	553
Car maintenance	561	754	300
Depreciation and amortization	417	523	507
Office maintenance	347	400	396
Miscellaneous	427	836	454
Total	19,397	22,861	21,490
	145	354	362

(1)	Including share-based payment

B.	Selling and marketing expenses, net

	Year ended December 31,
	2024	2023	2022
Investors relationship	2,477	2,108	-
Salary and related expenses	1,580	1,639	1,062
Miscellaneous	739	339	529
Less government grants (1)	-	(299)	-
Total	4,796	3,787	1,591

(1)	See Note 11B above.

C.	General and administrative expenses

	Year ended December 31,
	2024	2023	2022
Salaries and related expenses (1)(2)	3,440	2,632	2,292
Consulting and professional services	4,094	3,343	2,109
Directors fees	343	330	424
Office expenses	63	51	81
Insurance	693	1,141	908
Miscellaneous	1,040	830	678
Total	9,673	8,327	6,492
(1) Including share-based payment	453	624	795
(2) Including salary of related party (See Note 18B below)	2,260	1,926	1,984